Expenses by Nature - Summary of Directors Remuneration (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Executive Directors
Salary	$ 133,024	$ 124,834	$ 113,267
Non-Executive Directors
Total remuneration	4,590	5,585	6,989
Executive Director
Executive Directors
Salary	780	1,073	1,157
Taxable benefits	17	20	24
Benefit plan	42	46	73
Bonus	1,160	1,130	1,631
Long-term incentives	1,541	2,322	3,193
Non-Executive Directors
Total remuneration	3,540	4,591	6,078
Non-Executive Director
Non-Executive Directors
Fees	1,050	994	911
Total remuneration	$ 1,050	$ 994	$ 911